Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2020
OS Program
Restructuring cumulative costs incurred to date per operating segment
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 2019 2018 December 31, 2020
Electrification 35 18 32 85
Industrial Automation

37 3 21 61
Motion

18 6 1 25
Robotics & Discrete Automation 10 8 — 18
Corporate and Other

49 54 11 114
Total 149 89 65 303

Schedule of restructuring expenses, net of changes in estimates
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 2019 2018 December 31, 2020
Employee severance costs 109 81 65 255
Estimated contract settlement, loss order and other costs 17 1 — 18
Inventory and long-lived asset impairments 23 7 — 30
Total 149 89 65 303

Schedule of allocation of restructuring and related expenses, net of changes in estimates
($ in millions) 2020 2019 2018
Total cost of sales

38 8 35
Selling, general and administrative expenses

37 46 23
Non-order related research and development expenses

4 1 3
Other income (expense), net

70 34 4
Total 149 89 65

Schedule of liabilities associated with restructuring program
Contract settlement,

Employee loss order
($ in millions) severance costs

and other costs
Total
Liability at January 1, 2018 — — —
Expenses

65 — 65
Liability at December 31, 2018 65 — 65
Expenses

111 1 112
Cash payments

(44) (1) (45)
Change in estimates (30) — (30)
Exchange rate differences

(3) — (3)
Liability at December 31, 2019 99 — 99
Expenses

119 17 136
Cash payments

(91) (15) (106)
Change in estimates (10) — (10)
Exchange rate differences

4 — 4
Liability at December 31, 2020 121 2 123

Other restructuring-related activities
Schedule of restructuring expenses, net of changes in estimates	($ in millions) 2020 2019 2018 Employee severance costs 164 55 74 Estimated contract settlement, loss order and other costs 18 37 29 Inventory and long-lived asset impairments 12 22 13 Total 194 114 116
Schedule of allocation of restructuring and related expenses, net of changes in estimates
($ in millions) 2020 2019 2018
Total cost of sales

95 46 24
Selling, general and administrative expenses

50 4 52
Non-order related research and development expenses

10 — 2
Other income (expense), net

39 64 38
Total 194 114 116